Simpson Thacher & Bartlett llp
425 Lexington Avenue
New York, N.Y. 10017-3954
(212) 455-2000

Facsimile (212) 455-2502

Direct Dial Number	E-Mail Address
(212) 455-3189	etolley@stblaw.com

April 13, 2006
Re:	Chart Industries, Inc
Registration Statement on Form S-1
VIA FEDERAL EXPRESS AND EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549
Ladies and Gentlemen:
          On behalf of Chart Industries, Inc., a Delaware corporation, we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to Chart Industries, Inc.’s proposed offering of its common stock.
          The filing fee in the amount of $26,750 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at Mellon Bank on April 11, 2006.
          Please do not hesitate to contact me at (212) 455-3189 with any questions you may have regarding this filing.
Very truly yours,
/s/ Edward P. Tolley, III
Edward P. Tolley, III

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